Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.5 - Schedule 1

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
1000059988			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1165012	1 of 3	2023-09-19 22:28	Compliance	Missing Doc - ROR/Missing	XXXXXX is missing. A signed XXXXXX is not located in file.		Document Uploaded. - 10/29/2024	XXXXXX is provided. - 10/30/2024 Document Uploaded. - 10/29/2024		2024-10-30 15:24	Resolved	4	1	4	1
1000059988			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1180923	2 of 3	2023-09-28 01:22	Credit	Borrower 1 Executed XXXXXX Missing	Borrower XXXXXX Executed XXXXXX missing from the file. The XXXXXX/XXXXXX was electronically accepted as part of the disclosure package by the borrower.		The XXXXXX/XXXXXX was electronically accepted as part of the disclosure package by the borrower. - 01/31/2024	Agree with XXXXXX. - 01/31/2024		2024-01-31 15:31	Resolved	3	1	4	1
1000059988			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1217683	3 of 3	2023-10-17 16:03	Property	No Property Findings	Loan meets applicable appraisal guidelines.			Loan meets applicable appraisal guidelines. - 10/17/2023 Error. - 10/17/2023 Loan meets applicable appraisal guidelines. - 10/17/2023		2023-10-17 17:12	Cleared	1	1	4	1
1000060048			XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Other	ATR/QM: Exempt	ATR/QM: Exempt	1165081	1 of 4	2023-09-20 00:08	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2023-09-20 00:08	Cleared	1	1	3	1
1000060048			XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Other	ATR/QM: Exempt	ATR/QM: Exempt	1166227	2 of 4	2023-09-20 15:36	Credit	Liabilities - REO	The loan file did not contain sufficient documentation to verify debts associated with all other properties. Documentation to support the XXXXXX for the additional property located at XXXXXX is missing from the loan file. The documentation used to verify the debts for the property in question are uploaded under #XXXXXX (mortgage statement, XXXXXX declarations page, XXXXXX tax profile report) and #XXXXXX(letter from XXXXXX).		The documentation used to verify the debts for the property in question are uploaded under #XXXXXX (mortgage statement, XXXXXX declarations page, Title Company tax profile report) and #XXXXXX (letter from XXXXXX). - 01/31/2024	The documentation used to verify the debts for the property in question are uploaded under #XXXXXX (mortgage statement, XXXXXX declarations page, Title Company tax profile report) and #XXXXXX (letter from XXXXXX). - 06/02/2025 Please provide documentation referred to in rebuttal comments. - 08/27/2024 Please provide documentation referred to in rebuttal comments. - 01/31/2024		2025-06-02 18:35	Resolved	3	1	3	1
1000060048			XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Other	ATR/QM: Exempt	ATR/QM: Exempt	1166233	3 of 4	2023-09-20 15:40	Credit	Income - Guideline Requirements	The income documents provided in the loan file did not meet guidelines. Both rental properties reflect XXXXXX fair rental days on the XXXXXX tax returns; however, the lease agreements were used to calculated rental income instead. Per guidelines, documentation must be provided to justify the use of a lease agreement in lieu of tax returns for rental income, which is missing from the loan file.		The borrower purchased both investment properties in XXXXXX and spent until mid XXXXXX making repairs/upgrades. As a result the XXXXXX tax return results were deemed indicative of the true operations of the properties. As a result the XXXXXX allowed the use of the current lease agreements/proof of payments to verify the income on the investments. - 01/31/2024	Alternate documentation deemed acceptable due to circumstances of property rehabilatation. - 01/31/2024		2024-01-31 15:28	Resolved	3	1	3	1
1000060048			XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Other	ATR/QM: Exempt	ATR/QM: Exempt	1217928	4 of 4	2023-10-17 16:05	Property	No Property Findings	Loan meets applicable appraisal guidelines.			Loan meets applicable appraisal guidelines. - 10/17/2023 Error. - 10/17/2023 Loan meets applicable appraisal guidelines. - 10/17/2023		2023-10-17 17:13	Cleared	1	1	3	1
1000060079			XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1165698	1 of 3	2023-09-20 12:31	Compliance	Federal - Right of Rescission (Loan Disbursement) (TILA)	The loan disbursement date (XXXXXX) is earlier than, or the same day as, the calculated "XXXXXX" (XXXXXX). Under XXXXXX, funds may not be disbursed to the borrower until after the expiration of the rescission period. (XXXXXX, XXXXXX; and the XXXXXX to XXXXXX) A settlement and disbursement date is not listed on XXXXXX.		Document Uploaded. - 10/29/2024	Resolved - 10/30/2024 Document Uploaded. - 10/29/2024		2024-10-30 16:27	Resolved	3	1	3	1
1000060079			XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1186846	2 of 3	2023-09-30 17:04	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2023-09-30 17:04	Cleared	1	1	3	1
1000060079			XXXXXX	XXXXXX	XXXXXX	CA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1217531	3 of 3	2023-10-17 16:02	Property	No Property Findings	Loan meets applicable appraisal guidelines.			Loan meets applicable appraisal guidelines. - 10/17/2023 Error. - 10/17/2023 Loan meets applicable appraisal guidelines. - 10/17/2023		2023-10-17 17:05	Cleared	1	1	3	1
1000060081			XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1166986	1 of 4	2023-09-20 19:30	Credit	Borrower 1 XXXXXX/XXXXXX Missing	Borrower XXXXXX XXXXXX/XXXXXX missing. XXXXXX's not provided.		The XXXXXX used the borrower's standard semi-monthly Base Pay to qualify verified with XXXXXX XXXXXX paystub and supported by XXXXXX XXXXXX. (The XXXXXX were verified to be the same employer.) - 01/17/2024 Document Uploaded. - 10/29/2024	Documentation provided is sufficient. - 10/30/2024 Borrower XXXXXX XXXXXX/XXXXXX provided - 10/30/2024 Document Uploaded. - 10/29/2024 Unable to pull documents from XXXXXX, please provide document referred to in rebuttal. - 01/17/2024 Missing XXXXXX XXXXXX's from his wage earning job where income was used. Provide the XXXXXX's that were calculated for income depending if this is a XXXXXX or XXXXXX full doc file. - 10/17/2023		2024-10-30 12:38	Resolved	3	1	3	1
1000060081			XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1166987	2 of 4	2023-09-20 19:30	Credit	Borrower 1 XXXXXX XXXXXX Prior to Close Missing	Borrower XXXXXX XXXXXX XXXXXX prior to close missing. XXXXXX XXXXXX prior to close not provided.		- 10/16/2023	Borrower 1 XXXXXX XXXXXX prior to close was provided. - 10/30/2024 Documents received are sufficient. - 10/17/2023 - 10/16/2023		2024-10-30 12:37	Resolved	3	1	3	1
1000060081			XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1217921	3 of 4	2023-10-17 16:05	Property	No Property Findings	Loan meets applicable appraisal guidelines.			Loan meets applicable appraisal guidelines. - 10/17/2023		2023-10-17 17:13	Cleared	1	1	3	1
1000060081			XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1376899	4 of 4	2024-01-17 20:30	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.			The loan meets all applicable compliance guidelines. - 01/17/2024		2024-01-17 20:30	Cleared	1	1	3	1
1000068969			XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1435718	1 of 3	2024-02-14 21:26	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2024-02-14 21:26	Cleared	1	1	1	1
1000068969			XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1444724	2 of 3	2024-02-20 19:35	Credit	HO6 Master Insurance Policy is Missing	Missing XXXXXX / XXXXXX project master insurance policy. XXXXXX master hazard insurance policy not provided. Per lender guidelines XXXXXX must maintain a master or blanket insurance policy with premiums paid as a common expense. The policy must cover all general and limited common elements and must have adequate coverage to restore the individual unit to its original condition. Please provide XXXXXX master policy.			Insurance covered the contents and dwelling, no master policy required. - 06/02/2025		2025-06-02 18:38	Resolved	1	1	1	1
1000068969			XXXXXX	XXXXXX	XXXXXX	WA	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1448830	3 of 3	2024-02-22 18:11	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2024-02-22 18:11	Cleared	1	1	1	1
1000069150			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Other	ATR/QM: Exempt	ATR/QM: Exempt	1430804	1 of 3	2024-02-13 13:08	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2024-02-13 13:08	Cleared	1	1	1	1
1000069150			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Other	ATR/QM: Exempt	ATR/QM: Exempt	1441305	2 of 3	2024-02-18 02:50	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2024-02-18 02:50	Cleared	1	1	1	1
1000069150			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Other	ATR/QM: Exempt	ATR/QM: Exempt	1441306	3 of 3	2024-02-18 02:50	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2024-02-18 02:50	Cleared	1	1	1	1
1000060076			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1162281	1 of 3	2023-09-18 19:12	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2023-09-19 16:04	Cleared	1	1	3	1
1000060076	XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1169836	2 of 3	2023-09-21 21:53	Credit	Income - General	The loan file reflected additional income issues. The file contains a partial XXXXXX from the current employer, XXXXXX, which showed the most recent start date of XXXXXX and income of $XXXXXX/week, but no previous year's income or recent raise in salary. The single paystub in the file shows income of $XXXXXX/hour for less than XXXXXX hours. The file contains a XXXXXX for XXXXXX with XXXXXX (at the same address as shown on the current paystub) for $XXXXXX, or $XXXXXX monthly. The XXXXXX does not support the $XXXXXXX/week used to qualify, and the paystub doesn't support XXXXXX hours/week. Please document if and when the borrower obtained a promotion/significant raise to support the income used to qualify and confirm regular XXXXXX hours a week.

																			The income of $XXXXXX was taken at the hourly rate of $XXXXXX per hour at a conservative XXXXXX hours per week per the paystub in file. XXXXXX supports. WXXXXXX shows reason for leaving was not truly leaving employment but that the store closed due to XXXXXX and the borrower was rehired once the store was back open. - 06/16/2025		2025-06-16 16:04	Resolved	3	1	3	1
1000060076			XXXXXX	XXXXXX	XXXXXX	FL	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	1217899	3 of 3	2023-10-17 16:05	Property	No Property Findings	Loan meets applicable appraisal guidelines.			Loan meets applicable appraisal guidelines. - 10/17/2023 Error. - 10/17/2023 Loan meets applicable appraisal guidelines. - 10/17/2023		2023-10-17 17:13	Cleared	1	1	3	1